Deposits and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deposits and Other Current Assets [Abstract]
Schedule of deposits and other current assets
	March 31, 2023	December 31, 2022
Deposits:
Deposits for research and development, prototype and production parts, and other	$52,436	$23,617
Deposits for goods and services yet to be received (“Future Work”)	2,969	3,187
Total deposits	$55,405	$26,804

Other current assets:
Prepaid expenses	$9,121	$14,437
Inventory	4,049	3,598
Other current assets	1,547	3,052
Total other current assets	$14,717	$21,087

Schedule of deposits and other current assets
	2022	2021
Deposits
Deposits for research and development, prototype parts and other	$23,617	$54,990
Deposits for Future Work	3,187	8,380
Total deposits	$26,804	$63,370

Other current assets
Prepaid expenses	$14,437	$11,119
Other current assets	6,650	2,291
Total other current assets	$21,087	$13,410